Columbia Variable Portfolio - Core Equity Fund
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Variable Portfolio – Core Equity Fund (the Fund) seeks to provide shareholders with long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the Fund’s fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees or expenses imposed by your Contract, which are disclosed in your separate Contract prospectus. If the additional fees or expenses were reflected, the expenses set forth below would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Columbia Variable Portfolio - Core Equity Fund Columbia VP - Core Equity Fund
Management fees		0.40%
Distribution and/or service (12b-1) fees		none
Other expenses		0.06%
Total annual fund operating expenses		0.46%
Less: Fee waiver and/or expense reimbursement	[1]	(0.06%)
Total annual (net) fund operating expenses after fee waiver/expense reimbursement	[1]	0.40%
[1]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) indefinitely. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.40%.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expense table above.

The example does not reflect the fees and expenses that are imposed by your Contract. Inclusion of these charges would increase expenses for all periods shown. The example includes contractual commitments to waive fees and reimburse expenses as indicated in the previous table. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Columbia Variable Portfolio - Core Equity Fund Columbia VP - Core Equity Fund	41	128	224	505

Expense Example, No Redemption (USD $)	1 year	3 years	5 years	10 years
Columbia Variable Portfolio - Core Equity Fund Columbia VP - Core Equity Fund	41	128	224	505

Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, at least 80% of the Fund's net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of companies with market capitalizations greater than $5 billion at the time of purchase or that are within the market capitalization range of companies in the S&P 500 Index (the Index) at the time of purchase. These equity securities generally include common stocks.

In pursuit of the Fund's objective, the portfolio managers use quantitative analysis to evaluate the relative attractiveness of potential investments.
PRINCIPAL RISKS
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. The value of the Fund's holdings may decline, and the Fund's net asset value (NAV) and Fund share price may go down.

Active Management Risk. Although the Fund is managed based primarily on quantitative methods, the Investment Manager conducts a qualitative review of the quantitative output. Therefore, the Fund's performance will reflect, in part, the ability of the Investment Manager to make active, qualitative decisions, including allocation decisions that seek to achieve the Fund's investment objective.

Issuer Risk. An issuer in which the Fund invests may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund's performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods. In general, equity securities tend to have greater price volatility than debt securities.

Quantitative Model Risk. Investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.
PERFORMANCE INFORMATION
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with those of a broad measure of market performance. The returns shown do not reflect fees and expenses that apply to the Contracts, if any, and would be lower if they did.

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.
Year by Year Total Return (%) as of December 31 Each Year

Best and Worst Quarterly Returns During the Periods Shown in the Bar Chart Best: 3rd Quarter 2009 16.36% Worst: 4th Quarter 2008 –23.73%
Average Annual Total Returns (for periods ended December 31, 2012)
Average Annual Total Returns Columbia Variable Portfolio - Core Equity Fund	Inception Date	1 year	5 years	Since inception
Columbia VP - Core Equity Fund	Sep. 10, 2004	16.85%	1.19%	4.54%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		16.00%	1.66%	5.08%